ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
November 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Highland Funds II (the “Registrant”) Post-Effective Amendment No. 77 to Registration Statement on Form N-1A (File Nos. 33-51308 and 811-7142)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of Highland Funds II (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 77 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 79 to the Registrant’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 77/79”) for the Highland Energy and Materials Fund and the Highland Trend Following Fund, each a new series of the Registrant (the “Fund”), including: (i) the Class A, Class C, Class R and Class Y Shares Prospectus for the Highland Energy and Materials Fund; (ii) the Statement of Additional Information for the Highland Energy and Materials Fund; (iii) the Class A, Class C, Class R and Class Y Shares Prospectus for the Highland Trend Following Fund; (iv) the Statement of Additional Information for the Highland Trend Following Fund; and (v) the signature page.
     This Amendment No. 77/79 is being filed in connection with the Highland Funds II annual update. As has been designated on the facing sheet, it is intended that this Amendment No. 77/79 become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.
     Please direct any questions regarding the enclosed materials to the undersigned at 617-235-4636.
Sincerely,
/s/ Jessica Reece
Jessica Reece

cc:	Ethan Powell, Highland Capital Management, L.P. Rajib Chanda, Esq. Sarah Clinton, Esq.